General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
General and administrative expenses
19	General and administrative expenses

	2025	2024	2023
Personnel	(240,945)	(103,485)	(70,860)
Share Based Plans (b)	(29,912)	(22,479)	(14,967)
Profit sharing (a)	(148,066)	(108,102)	(94,640)

	(418,923)	(234,066)	(180,467)

Third party expense (c)	(187,482)	(119,209)	(33,318)
Right of use depreciation (d)	(22,707)	(11,132)	(9,686)
Depreciation and amortization (e)	(34,872)	(17,569)	(10,094)
Travel and representations	(15,604)	(8,991)	(3,928)
Condominium expenses	(10,098)	(4,081)	(3,041)
Other operating expenses (f)	(35,748)	(16,927)	(11,730)

	(725,434)	(411,975)	(252,264)

(a)	Profit-sharing
According to the profit-sharing program and based on laws applicable to each country and on objectives established at the beginning of each year, management estimated the payment of profit sharing in the amount of R$ 148,066 (R$ 108,102 in 2024 and 94,640 in 2023) for the year ended December 31, 2025.

(b)	Share-based payments
See Note 25 for more details.

(c)	Third party expense
Third party expenses are composed of accounting, audit, advisory, due diligence services, information technology, marketing, and other contracted services.
The increase in 2025 is mainly related to the business combinations concluded in the last quarter of 2024, which increases the service expenses, composed of advisory, auditing, accounting, information technology, marketing, third-party distribution services and other contracted services.

(d)	Right of use depreciation
See Note 11 for more details.

(e)	Depreciation and amortization
The amount is mainly comprised of property and equipment depreciation and intangible amortization. See Notes 9 and 10 for more details.
The increase in 2024 is mainly related to the fixed and intangible assets assumed as part of the business combinations concluded in 2024, which increases the depreciation and amortization expenses.

(f)	Other operating expenses
The amount is mainly comprised of office expenses, including energy, cleaning, maintenance and conservation, among several other expenses.